ACCRUED LIABILITIES AND OTHER PAYABLES - Accrued liabilities and other payables are denominated in currencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of ACCRUED LIABILITIES AND OTHER PAYABLES [Line Items]
Current accrued expenses and other current liabilities	¥ 22,381	¥ 22,846
Renminbi
Disclosure Of ACCRUED LIABILITIES AND OTHER PAYABLES [Line Items]
Current accrued expenses and other current liabilities	22,381	¥ 22,846
US dollars
Disclosure Of ACCRUED LIABILITIES AND OTHER PAYABLES [Line Items]
Current accrued expenses and other current liabilities	¥ 0